Investments In Direct Financing Leases (Narrative) (Details)			9 Months Ended	12 Months Ended
	May 22, 2015 USD ($) properties	Apr. 02, 2014 USD ($) properties	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) properties years	Dec. 31, 2014 USD ($) properties	Dec. 31, 2013 USD ($) properties	May 21, 2015 USD ($)	Apr. 03, 2014 USD ($)
Initial direct costs				$ 1,400,000	$ 1,500,000
Allowance for lease losses				0	0
Investment in a direct financing lease, net				190,880,000	199,332,000		$ 4,700,000	$ 45,900,000
Proceeds from Sale of Lease Receivables				4,741,000	46,092,000	$ 0
Payments to Acquire Lease Receivables				0	0	$ 3,262,000
number of properties sold | properties	1	4				5
Proceeds from Sale of Property, Plant, and Equipment	$ 4,700,000	$ 46,100,000			$ 4,100,000
originalacquisitioncost							$ 4,100,000	$ 41,500,000
Gain (Loss) on Disposition of Property Plant Equipment			$ 200,000	$ 0
Maximum [Member]
Length of lease (in years) | years				19
Minimum [Member]
Length of lease (in years) | years				16
Imagine Schools [Member]
Number of public charter school properties | properties				21	23